Disclosure of detailed information about general and administrative expenses (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 1	$ 282
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 2	248
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 3	2,407
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 4	3,011
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 5	2,240
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 6	3,324
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 7	2,985
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 8	2,701
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 9	7,914
General And Administrative Disclosure Of Detailed Information About General And Administrative Expenses 10	$ 9,284